AMERICAN PERFORMANCE FUNDS
Supplement dated November 10, 2008
to the following Prospectuses, each dated January 1, 2008, as amended:
Bond Funds
Equity Funds
Money Market Funds — Administrative Shares
Money Market Funds — Institutional Shares
Money Market Funds — Select Shares
Money Market Funds — Service Shares
The American Performance Funds intends to change its name to “Cavanal Hill Funds” effective on or about December 1, 2008.
As a result of the name change, the following changes will be made to the Funds’ CUSIP numbers effective on that date, December 1, 2008:

			Ticker
Fund Name	Old CUSIP	New CUSIP	(No Change)

Balanced Fund – Institutional Shares	028846772	14956P208	AIBLX

Balanced Fund – No-Load Investor Shares	028846889	14956P109	APBAX

Bond Fund – Institutional Shares	028846822	14956P851	AIBNX

Bond Fund – No-Load Investor Shares	028846301	14956P869	APBDX

Cash Management Fund – Administrative Shares	028846202	14956P836	APCXX

Cash Management Fund – Service Shares	028846673	14956P828	APFXX

Cash Management Fund – Institutional Shares	028846665	14956P844	APHXX

Intermediate Bond Fund – Institutional Shares	028846814	14956P745	AIFBX

Intermediate Bond Fund – No-Load Investor Shares	028846400	14956P752	APFBX

Intermediate Tax-Free Bond Fund – No-Load Investor Shares	028846509	14956P737	APTFX

Intermediate Tax-Free Bond Fund – Institutional Shares	028846798	14956P729	AITEX

Short-Term Income Fund – No-Load Investor Shares	028846806	14956P307	APSTX

Short-Term Income Fund – Institutional Shares	028846780	14956P406	AISTX

Tax-Free Money Market Fund – Administrative Shares	028846749	14956P786	APBXX

Tax-Free Money Market Fund – Institutional Shares	028846723	14956P794	APEXX

Tax-Free Money Market Fund – Select Shares	028846830	14956P760	AIFXX

Tax-Free Money Market Fund – Service Shares	028846731	14956P778	APDXX

U.S. Large Cap Equity Fund – Institutional Shares	028846764	14956P604	AIEQX

U.S. Large Cap Equity Fund – No-Load Investor Shares	028846608	14956P505	APEQX

U.S. Treasury Fund – Administrative Shares	028846103	14956P802	APGXX

U.S. Treasury Fund – Institutional Shares	028846699	14956P703	APKXX

U.S. Treasury Fund – Service Shares	028846715	14956P885	APJXX

Funds not yet launched	Old CUSIP	New CUSIP	Ticker

Cash Management Fund – Select Shares	028846657	14956P810	n/a

U.S. Treasury Fund – Select Shares	028846681	14956P877	n/a
Until December 1, 2008, the Funds’ current CUSIPs (the CUSIPs shown in the prospectuses dated January 1, 2008) are in effect and should be used. From and after December 1, 2008, the CUSIP numbers shown above should be used for all purposes.
Additionally, on December 1, 2008, the Funds’ web-site address will change from www.apfunds.com to www.cavanalhillfunds.com .
Shareholders should retain this Supplement for future reference.
APF-SP-ALL2